INCOME TAXES - Schedule of Unrecognized Tax Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of period	$ 1,726	$ 856
Tax positions reversed in current year related to previous years	(1,315)	(405)
Tax positions taken in current year	240	1,230
Accrued interest	34	45
Balance at end of period	$ 685	$ 1,726